Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover
Entity Registrant Name	Perpetua Resources Corp.
Entity Central Index Key	0001526243
Document Type	40-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	47,481,134
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY